SCHEDULE OF OPERATING LEASE LIABILITY (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Less: office lease, current portion	$ (21,604)	$ (17,664)
Long term portion of lease liability	35,249	41,749
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Office lease	128,327	128,327	$ 66,201
Reduction of lease liability	(71,474)	(68,914)	(46,839)
Less: office lease, current portion	(21,604)	(17,664)	(19,362)
Long term portion of lease liability	$ 35,249	$ 41,749